UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23467
American Funds International Vantage Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class A
| AIVBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 107	0.97%
Management's discussion of fund performance
The fund’s Class A shares gained 20.17% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class A (with sales charge) 2	13.26%	7.53%	6.92%
American Funds International Vantage Fund — Class A (without sales charge) 2	20.17%	8.81%	7.99%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statis
ti
cs
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-123-1225 © 2025 Capital Group. All righ
t
s reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class C
| AIVCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 183	1.67%
Management's discussion of fund performance
The fund’s Class C shares gained 19.31% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class C (with sales charge) 2	18.31%	8.05%	7.26%
American Funds International Vantage Fund — Class C (without sales charge) 2	19.31%	8.05%	7.26%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class T
| AIVTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 75	0.68%
Management's discussion of fund performance
The fund’s Class T shares gained 20.47% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class T (with sales charge) 2	17.46%	8.59%	7.80%
American Funds International Vantage Fund — Class T (without sales charge) 2	20.47%	9.14%	8.26%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by
sector

(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-123-1225 © 2025 Capital Group. All rights reser
v
ed.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class F-1
| AIVEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
S hare class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 100	0.91%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.19% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class F-1 2	20.19%	8.89%	8.06%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by
sector

(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class F-2
| AIVFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 71	0.64%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.54% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class F-2 2	20.54%	9.19%	8.35%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class F-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-123-1225 © 2025 Capital Group. All rights reserv
e
d.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class F-3
| AIVGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 60	0.54%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.64% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds International Vantage Fund — Class F-3 1,2	20.64%	9.30%	8.42%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	7.48%
1
The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-123-1225 © 2025 Capital Group. All righ
ts
reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-A
| CIVAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 101	0.92%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.15% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-A (with sales charge) 2	15.94%	8.07%	7.36%
American Funds International Vantage Fund — Class 529-A (without sales charge) 2	20.15%	8.85%	8.00%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings
by
sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-C
| CIVBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 187	1.71%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.26% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-C (with sales charge) 2	18.26%	8.05%	7.36%
American Funds International Vantage Fund — Class 529-C (without sales charge) 2	19.26%	8.05%	7.36%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, i
nclu
ding its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-E
| CIVCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 129	1.17%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 19.90% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-E 2	19.90%	8.64%	7.85%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
for
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-T
| CIVEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 78	0.71%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 20.42% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-T (with sales charge) 2	17.41%	8.53%	7.77%
American Funds International Vantage Fund — Class 529-T (without sales charge) 2	20.42%	9.08%	8.23%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nform
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-F-1
| CIVKX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 78	0.71%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.43% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-F-1 2	20.43%	9.10%	8.25%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class 529-F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
or
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-F-2
| CIVGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 74	0.67%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 20.48% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-F-2 2	20.48%	9.14%	9.13%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	12.32%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class 529-F-3
| CIVHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 65	0.59%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 20.64% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class 529-F-3 2	20.64%	9.23%	9.22%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	12.32%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional i
nfor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-1
| RIVAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 171	1.56%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.43% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-1 2	19.43%	8.26%	7.60%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its p
rospe
ctus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-2
| RIVDX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 175	1.60%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.35% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-2 2	19.35%	8.22%	7.53%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of addi
tio
nal information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-2E
| RIVHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 145	1.32%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.68% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-2E 2	19.68%	8.53%	7.78%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-2E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
orma
tion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-3
| RIVIX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypoth
eti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 131	1.19%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.84% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-3 2	19.84%	8.58%	7.84%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-3 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
for
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-4
| RIVKX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypoth
etic
al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 97	0.88%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.18% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-4 2	20.18%	8.92%	8.11%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-4 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information
abo
ut the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-5E
| RIVJX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 76	0.69%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.41% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-5E 2	20.41%	9.13%	8.31%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-5E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of
mos
t shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-5
| RIVLX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 65	0.59%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.59% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-5 2	20.59%	9.24%	8.41%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-5 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional infor
mat
ion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-123-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
International Vantage Fund
Class R-6
| RIVGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds International Vantage Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 60	0.54%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.66% for the year ended October 31, 2025. That result compares with a 23.03% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
International markets delivered robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings across several key regions. Japanese equities surged, driven by solid capital investment and a fresh stimulus package, even as consumer demand remained subdued. European stocks rallied on the back of easing inflation and favorable monetary policies, with Germany’s fiscal stimulus adding further momentum. Meanwhile, U.K. equities advanced steadily, supported by modest economic growth and stable inflation.
Overall, most sectors added to the fund’s positive results, with industrials, financials and information technology being particularly additive. Consumer staples, communication services and utilities holdings also contributed positively to the overall portfolio return. Companies based in the U.K., France and Germany posted strong gains that surpassed the fund’s overall returns.
Conversely, holdings in the health care and materials sectors detracted from the broader portfolio’s return. Likewise, holdings in companies based in Denmark were the most notable detractor to absolute results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds International Vantage Fund — Class R-6 2	20.66%	9.30%	8.46%
MSCI EAFE (Europe, Australasia, Far East) Index 3	23.03%	12.33%	8.70%
1
Class R-6 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,638
Total number of portfolio holdings	128
Total advisory fees paid (in millions)	$ 11
Portfolio turnover rate	32%
Portfolio holdings by sector
(percent of net assets)
Availability of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-123-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	40,000	None	9,000	None
October 31, 2024	39,000	None	9,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	None	None	None
October 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	9,000
October 31, 2024	52,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® International Vantage Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-123-1225 © 2025 Capital Group. All rights reserved.

Investment portfolio October 31, 2025

Common stocks 94.99%	Shares	Value (000)
Industrials 25.80%
Safran SA	213,273	$75,708
Rolls-Royce Holdings PLC	4,015,255	61,597
Airbus SE, non-registered shares	215,824	53,224
ABB, Ltd.	648,311	48,125
BAE Systems PLC	1,635,910	40,279
DSV A/S	180,194	38,231
Hitachi, Ltd.	1,038,200	35,609
Epiroc AB, Class A	1,388,004	29,390
Mitsubishi Corp.	1,058,254	25,426
MTU Aero Engines AG	56,133	24,476
Ryanair Holdings PLC (ADR)	391,357	24,452
Recruit Holdings Co., Ltd.	452,800	22,648
RELX PLC	484,068	21,396
Daikin Industries, Ltd.	158,900	18,542
Rheinmetall AG, non-registered shares	9,044	17,746
Wolters Kluwer NV	136,616	16,734
ITOCHU Corp.	278,400	16,048
Marubeni Corp.	606,800	14,915
Volvo AB, Class B	518,272	14,297
Kingspan Group PLC	163,618	12,290
Canadian National Railway Co. (CAD denominated)	54,230	5,200
Canadian National Railway Co.	40,200	3,856
Computershare, Ltd.	363,120	8,670
Komatsu, Ltd.	245,100	8,186
Deutsche Post AG	122,454	5,621
Bombardier, Inc., Class B (a)	38,777	5,418
Brambles, Ltd.	330,280	5,366
SGH, Ltd.	156,362	4,969
Melrose Industries PLC	567,141	4,671
SPIE SA	90,334	4,596
Babcock International Group PLC	219,941	3,505
IHI Corp.	163,800	3,414
SMC Corp.	9,800	3,343
IMCD NV	24,543	2,546
		680,494

Financials 19.01%
Skandinaviska Enskilda Banken AB, Class A	2,581,974	49,285
London Stock Exchange Group PLC	372,868	46,470
UniCredit SpA	602,204	44,545
Hong Kong Exchanges and Clearing, Ltd.	627,200	34,339
Resona Holdings, Inc.	3,312,000	32,212
AIA Group, Ltd.	3,132,600	30,481
Banco Santander SA	2,924,704	29,762
NatWest Group PLC	3,760,219	28,855
Euronext NV	190,872	27,229
Deutsche Bank AG	687,481	24,508
Banco Bilbao Vizcaya Argentaria SA	1,204,117	24,283
Munchener Ruckversicherungs-Gesellschaft AG	38,664	23,903
Standard Chartered PLC	986,875	20,222
DBS Group Holdings, Ltd.	478,470	19,800
Deutsche Boerse AG	55,876	14,141
Intesa Sanpaolo SpA	1,828,573	11,772
Partners Group Holding AG	7,708	9,421
T&D Holdings, Inc.	359,400	7,723
Banca Generali SpA	116,885	6,607
Hiscox, Ltd.	234,169	4,238
Wise PLC, Class A (a)	296,017	3,759
Sampo Oyj, Class A	233,735	2,606
Medibank Private Ltd.	812,504	2,591
Tokio Marine Holdings, Inc.	68,200	2,552
		501,304

1	American Funds International Vantage Fund

Common stocks (continued)	Shares	Value (000)

Information technology 13.91%
ASML Holding NV	80,568	$85,310
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	192,193	57,741
SAP SE	222,623	57,525
Keyence Corp.	65,120	24,157
Fujitsu, Ltd.	905,300	23,608
Shopify, Inc., Class A, subordinate voting shares (a)	133,349	23,184
Tokyo Electron, Ltd.	101,800	22,584
TDK Corp.	1,164,600	20,083
Halma PLC	355,171	16,548
SK hynix, Inc. (GDR)	35,101	13,713
OBIC Co., Ltd.	386,085	11,972
Nemetschek SE	45,692	5,266
Capgemini SE	33,849	5,211
		366,902

Consumer discretionary 9.64%
Amadeus IT Group SA, Class A, non-registered shares	489,189	37,401
LVMH Moet Hennessy-Louis Vuitton SE	52,079	36,824
Sony Group Corp.	1,148,800	32,153
MercadoLibre, Inc. (a)	13,618	31,693
Industria de Diseno Textil SA	425,655	23,465
Suzuki Motor Corp.	1,408,400	21,023
Ferrari NV (EUR denominated)	39,403	15,759
Aristocrat Leisure, Ltd.	282,715	11,689
Kering SA	28,895	10,211
Evolution AB	142,104	9,500
Moncler SpA	129,848	7,757
InterContinental Hotels Group PLC	51,147	6,152
Alibaba Group Holding, Ltd.	267,400	5,681
Flutter Entertainment PLC (a)	16,735	3,892
B&M European Value Retail SA	478,270	1,134
		254,334

Health care 9.30%
AstraZeneca PLC	370,996	61,113
Novo Nordisk AS, Class B	1,013,408	49,999
EssilorLuxottica SA	111,393	40,901
Daiichi Sankyo Co., Ltd.	1,125,900	26,943
Chugai Pharmaceutical Co., Ltd.	421,600	19,446
HOYA Corp.	80,500	13,049
BeOne Medicines, Ltd. (ADR) (a)	39,379	12,227
Terumo Corp.	443,600	7,221
QIAGEN NV	114,416	5,361
Innovent Biologics, Inc. (a)	434,000	4,834
Roche Holding AG, nonvoting non-registered shares	7,300	2,357
Asahi Intecc Co., Ltd.	120,500	1,908
		245,359

Consumer staples 6.50%
Nestle SA	366,924	35,052
L’Oreal SA, non-registered shares	79,984	33,401
British American Tobacco PLC	458,387	23,464
Danone SA	251,188	22,186
Imperial Brands PLC	542,361	21,555
Anheuser-Busch InBev SA/NV	218,304	13,306
Pernod Ricard SA	97,984	9,600
Unilever PLC	139,307	8,359
Carlsberg A/S, Class B	39,231	4,611
		171,534

American Funds International Vantage Fund	2

Common stocks (continued)	Shares	Value (000)

Utilities 4.02%
RWE AG	798,211	$39,257
Iberdrola SA, non-registered shares	1,788,867	36,218
Engie SA	1,307,971	30,607
		106,082

Materials 3.32%
Air Liquide SA	133,785	25,923
Shin-Etsu Chemical Co., Ltd.	680,300	20,546
Barrick Mining Corp.	290,740	9,536
Barrick Mining Corp. (CAD denominated)	243,640	7,998
Heidelberg Materials AG, non-registered shares	46,727	10,940
Antofagasta PLC	172,438	6,305
Rio Tinto PLC	39,304	2,814
BASF SE	36,214	1,787
Smurfit Westrock PLC	47,816	1,766
		87,615

Communication services 2.59%
Nintendo Co., Ltd.	347,300	29,755
Tencent Holdings, Ltd.	240,400	19,541
Koninklijke KPN NV	1,422,955	6,586
Spotify Technology SA (a)	7,357	4,821
Capcom Co., Ltd.	111,900	2,923
Swisscom AG (a)	3,710	2,715
NetEase, Inc.	68,000	1,903
		68,244

Energy 0.90%
TotalEnergies SE	380,016	23,664
Total common stocks (cost: $1,608,403,000)		2,505,532
Short-term securities 4.88%
Money market investments 4.88%
Capital Group Central Cash Fund 4.08% (b)(c)	1,287,264	128,752
Total short-term securities (cost: $128,724,000)		128,752
Total investment securities 99.87% (cost: $1,737,127,000)		2,634,284
Other assets less liabilities 0.13%		3,428
Net assets 100.00%		$2,637,712

3	American Funds International Vantage Fund

Investments in affiliates (c)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.88%
Money market investments 4.88%
Capital Group Central Cash Fund 4.08% (b)	$125,051	$440,999	$437,333	$9	$26	$128,752	$4,375

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 10/31/2025.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GDR = Global Depositary Receipts
Refer to the notes to financial statements.

American Funds International Vantage Fund	4

Financial statements
Statement of assets and liabilities at October 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,608,403)	$2,505,532
Affiliated issuers (cost: $128,724)	128,752	$2,634,284
Cash		51
Cash denominated in currencies other than U.S. dollars (cost: $3)		3
Receivables for:
Sales of investments	2,115
Sales of fund’s shares	3,067
Dividends and interest	7,614
Securities lending income	3
Other	53	12,852
		2,647,190
Liabilities:
Payables for:
Purchases of investments	4,789
Repurchases of fund’s shares	2,884
Investment advisory services	1,071
Services provided by related parties	54
Trustees’ deferred compensation	99
Non-U.S. taxes	506
Other	75	9,478
Net assets at October 31, 2025		$2,637,712
Net assets consist of:
Capital paid in on shares of beneficial interest		$1,655,616
Total distributable earnings (accumulated loss)		982,096
Net assets at October 31, 2025		$2,637,712

Refer to the notes to financial statements.

5	American Funds International Vantage Fund

Financial statements (continued)
Statement of assets and liabilities at October 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (129,211 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$223,806	11,038	$20.28
Class C	13,164	657	20.03
Class T	14	1	20.40
Class F-1	20,481	1,008	20.32
Class F-2	1,232,950	60,437	20.40
Class F-3	940,148	45,924	20.47
Class 529-A	16,057	791	20.28
Class 529-C	575	29	20.04
Class 529-E	865	43	20.24
Class 529-T	16	1	20.40
Class 529-F-1	16	1	20.41
Class 529-F-2	10,963	539	20.33
Class 529-F-3	16	1	20.35
Class R-1	630	31	20.25
Class R-2	2,434	122	19.98
Class R-2E	251	12	20.28
Class R-3	6,189	307	20.14
Class R-4	5,606	274	20.47
Class R-5E	3,348	164	20.36
Class R-5	7,368	361	20.40
Class R-6	152,815	7,470	20.46

Refer to the notes to financial statements.

American Funds International Vantage Fund	6

Financial statements (continued)
Statement of operations for the year ended October 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,528; also includes $4,375 from affiliates)	$53,391
Interest from unaffiliated issuers	34
Securities lending income (net of fees)	13	$53,438
Fees and expenses*:
Investment advisory services	10,870
Distribution services	729
Transfer agent services	1,349
Administrative services	682
529 plan services	11
Reports to shareholders	61
Registration statement and prospectus	347
Trustees’ compensation	22
Auditing and legal	103
Custodian	226
Other	80
Total fees and expenses before waivers and/or reimbursements	14,480
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	4
Miscellaneous fee reimbursement	157
Total fees and expenses after waivers and/or reimbursements		14,319
Net investment income		39,119
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	73,253
Affiliated issuers	9
Currency transactions	108	73,370
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	316,942
Affiliated issuers	26
Currency translations	83	317,051
Net realized gain (loss) and unrealized appreciation (depreciation)		390,421
Net increase (decrease) in net assets resulting from operations		$429,540
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

7	American Funds International Vantage Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2025	2024

Operations:
Net investment income	$39,119	$32,199
Net realized gain (loss)	73,370	(14,316)
Net unrealized appreciation (depreciation)	317,051	297,856
Net increase (decrease) in net assets resulting from operations	429,540	315,739
Distributions paid to shareholders	(30,641)	(25,710)
Net capital share transactions	178,134	219,092
Total increase (decrease) in net assets	577,033	509,121
Net assets:
Beginning of year	2,060,679	1,551,558
End of year	$2,637,712	$2,060,679
Refer to the notes to financial statements.

American Funds International Vantage Fund	8

Notes to financial statements
1. Organization

American Funds International Vantage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

9	American Funds International Vantage Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

American Funds International Vantage Fund	10

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$38,926	$641,568	$—	$680,494
Financials	—	501,304	—	501,304
Information technology	80,925	285,977	—	366,902
Consumer discretionary	35,585	218,749	—	254,334
Health care	17,588	227,771	—	245,359
Consumer staples	—	171,534	—	171,534
Utilities	—	106,082	—	106,082
Materials	19,300	68,315	—	87,615
Communication services	4,821	63,423	—	68,244
Energy	—	23,664	—	23,664
Short-term securities	128,752	—	—	128,752
Total	$325,897	$2,308,387	$—	$2,634,284

11	American Funds International Vantage Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

American Funds International Vantage Fund	12

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2025, the fund did not have any securities out on loan.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended October 31, 2025, the fund recognized $8,000 in EU reclaims (net of $8,000 in fees and the effect of realized gain or loss from currency translations) and less than $1,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2025, the fund reclassified $2,956,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $22,001,000.

13	American Funds International Vantage Fund

As of October 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$35,702
Undistributed long-term capital gains	49,800
Gross unrealized appreciation on investments	923,717
Gross unrealized depreciation on investments	(27,076)
Net unrealized appreciation (depreciation) on investments	896,641
Cost of investments	1,737,643
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended October 31,
Share class	2025	2024
Class A	$1,336	$1,284
Class C	32	39
Class T	— *	— *
Class F-1	227	82
Class F-2	14,050	12,433
Class F-3	12,903	10,690
Class 529-A	119	86
Class 529-C	1	2
Class 529-E	3	5
Class 529-T	— *	— *
Class 529-F-1	— *	— *
Class 529-F-2	76	34
Class 529-F-3	— *	— *
Class R-1	2	1
Class R-2	12	9
Class R-2E	3	3
Class R-3	41	29
Class R-4	64	60
Class R-5E	30	22
Class R-5	113	112
Class R-6	1,629	819
Total	$30,641	$25,710
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15.0 billion of daily net assets and decreasing to 0.450% on such assets in excess of $15.0 billion. For the year ended October 31, 2025, the investment advisory services fees were $10,870,000, which were equivalent to an annualized rate of 0.478% of average daily net assets.

American Funds International Vantage Fund	14

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2025, unreimbursed expenses subject to reimbursement totaled $5,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2025, AFS waived transfer agent services fees of $3,000 for Class R-3 shares and $1,000 for Class R-5E shares. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2025, the 529 plan services fees were $11,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

15	American Funds International Vantage Fund

For the year ended October 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$497	$219	$50	Not applicable
Class C	94	13	3	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	48	23	6	Not applicable
Class F-2	Not applicable	1,039	315	Not applicable
Class F-3	Not applicable	—	257	Not applicable
Class 529-A	25	15	4	$7
Class 529-C	5	1	— *	— *
Class 529-E	3	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	5	2	4
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	3	— *	— *	Not applicable
Class R-2	14	6	1	Not applicable
Class R-2E	2	1	— *	Not applicable
Class R-3	25	10	1	Not applicable
Class R-4	13	5	1	Not applicable
Class R-5E	Not applicable	5	1	Not applicable
Class R-5	Not applicable	4	2	Not applicable
Class R-6	Not applicable	3	39	Not applicable

Total class-specific expenses	$729	$1,349	$682	$11
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the year ended October 31, 2025, total fees and expenses reimbursed by CRMC were $157,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $22,000 in the fund’s statement of operations reflects $10,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $41,158,000 and $27,833,000, respectively, which generated $2,970,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.

American Funds International Vantage Fund	16

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$122,428	6,648	$1,306	78	$(48,714)	(2,675)	$75,020	4,051
Class C	6,161	331	31	2	(2,306)	(129)	3,886	204
Class T	—	—	—	—	—	—	—	—
Class F-1	6,722	370	227	14	(8,534)	(465)	(1,585)	(81)
Class F-2	358,732	19,423	13,153	781	(276,183)	(15,240)	95,702	4,964
Class F-3	116,015	6,349	12,858	761	(161,213)	(8,956)	(32,340)	(1,846)
Class 529-A	6,502	355	119	7	(2,040)	(114)	4,581	248
Class 529-C	318	18	1	— †	(175)	(10)	144	8
Class 529-E	466	26	3	— †	(60)	(3)	409	23
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,434	344	75	5	(1,360)	(73)	5,149	276
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	366	20	1	— †	(12)	(1)	355	19
Class R-2	1,351	75	12	1	(761)	(43)	602	33
Class R-2E	166	9	3	— †	(357)	(19)	(188)	(10)
Class R-3	2,007	112	41	2	(737)	(42)	1,311	72
Class R-4	705	37	64	4	(1,187)	(64)	(418)	(23)
Class R-5E	1,575	86	30	1	(765)	(42)	840	45
Class R-5	721	40	113	7	(2,311)	(121)	(1,477)	(74)
Class R-6	63,747	3,510	1,629	96	(39,233)	(2,122)	26,143	1,484
Total net increase (decrease)	$694,416	37,753	$29,666	1,759	$(545,948)	(30,119)	$178,134	9,393
Refer to the end of the table(s) for footnote(s).

17	American Funds International Vantage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$33,565	2,018	$1,273	81	$(32,348)	(1,938)	$2,490	161
Class C	2,689	164	38	2	(2,614)	(157)	113	9
Class T	—	—	—	—	—	—	—	—
Class F-1	15,080	912	82	5	(4,937)	(295)	10,225	622
Class F-2	286,075	17,197	11,640	741	(238,018)	(14,209)	59,697	3,729
Class F-3	172,438	10,330	10,622	674	(95,384)	(5,638)	87,676	5,366
Class 529-A	3,661	219	85	6	(2,317)	(138)	1,429	87
Class 529-C	106	6	2	— †	(221)	(13)	(113)	(7)
Class 529-E	11	1	5	— †	(151)	(9)	(135)	(8)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,272	134	34	2	(592)	(36)	1,714	100
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	27	1	1	— †	(3)	— †	25	1
Class R-2	632	38	8	1	(192)	(12)	448	27
Class R-2E	34	3	3	— †	(1)	— †	36	3
Class R-3	2,166	132	28	2	(594)	(36)	1,600	98
Class R-4	1,309	76	60	4	(1,430)	(86)	(61)	(6)
Class R-5E	717	43	22	1	(374)	(22)	365	22
Class R-5	759	45	112	7	(1,147)	(67)	(276)	(15)
Class R-6	68,116	4,054	819	53	(15,076)	(894)	53,859	3,213
Total net increase (decrease)	$589,657	35,373	$24,834	1,579	$(395,399)	(23,550)	$219,092	13,402
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $876,396,000 and $695,540,000, respectively, during the year ended October 31, 2025.

American Funds International Vantage Fund	18

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]

Class A:
10/31/2025	$17.07	$.26	$3.14	$3.40	$(.19 )	$—	$(.19 )	$20.28	20.17%	$224	.98%	.97%	1.41%
10/31/2024	14.48	.21	2.57	2.78	(.19 )	—	(.19 )	17.07	19.30	119.99		.99	1.26
10/31/2023	12.99	.23	1.41	1.64	(.14 )	(.01 )	(.15 )	14.48	12.50	99	1.01	.99	1.51
10/31/2022	17.83	.17	(4.57)	(4.40)	(.13 )	(.31 )	(.44 )	12.99	(25.12)	55	1.08	1.06	1.14
10/31/2021	14.47	.09	3.67	3.76	(.07 )	(.33 )	(.40 )	17.83	26.32	62	1.13	1.10	.54
Class C:
10/31/2025	16.86	.12	3.12	3.24	(.07 )	—	(.07 )	20.03	19.31	13	1.68	1.67	.64
10/31/2024	14.31	.10	2.54	2.64	(.09 )	—	(.09 )	16.86	18.48	8	1.69	1.69	.58
10/31/2023	12.83	.13	1.40	1.53	(.04 )	(.01 )	(.05 )	14.31	11.74	6	1.71	1.69	.82
10/31/2022	17.65	.07	(4.53)	(4.46)	(.05 )	(.31 )	(.36 )	12.83	(25.64)	4	1.78	1.76	.48
10/31/2021	14.39	(.01 )	3.62	3.61	(.02 )	(.33 )	(.35 )	17.65	25.38	5	1.82	1.79	(.08 )
Class T:
10/31/2025	17.18	.31	3.16	3.47	(.25 )	—	(.25 )	20.40	20.47 [6]	— [7]	.68 [6]	.68 [6]	1.68 [6]
10/31/2024	14.57	.26	2.58	2.84	(.23 )	—	(.23 )	17.18	19.68 [6]	— [7]	.69 [6]	.69 [6]	1.56 [6]
10/31/2023	13.06	.27	1.43	1.70	(.18 )	(.01 )	(.19 )	14.57	12.90 [6]	— [7]	.71 [6]	.69 [6]	1.78 [6]
10/31/2022	17.91	.22	(4.59)	(4.37)	(.17 )	(.31 )	(.48 )	13.06	(24.96)[6]	— [7]	.78 [6]	.76 [6]	1.44 [6]
10/31/2021	14.47	.13	3.69	3.82	(.05 )	(.33 )	(.38 )	17.91	26.77 [6]	— [7]	.83 [6]	.80 [6]	.78 [6]
Class F-1:
10/31/2025	17.12	.26	3.15	3.41	(.21 )	—	(.21 )	20.32	20.19	21.92		.91	1.43
10/31/2024	14.51	.25	2.55	2.80	(.19 )	—	(.19 )	17.12	19.39	19.91		.91	1.49
10/31/2023	13.00	.25	1.42	1.67	(.15 )	(.01 )	(.16 )	14.51	12.66	7.92		.90	1.65
10/31/2022	17.84	.19	(4.59)	(4.40)	(.13 )	(.31 )	(.44 )	13.00	(25.11)	3	1.02	1.00	1.25
10/31/2021	14.48	.10	3.67	3.77	(.08 )	(.33 )	(.41 )	17.84	26.42	4	1.07	1.04	.60
Class F-2:
10/31/2025	17.18	.31	3.16	3.47	(.25 )	—	(.25 )	20.40	20.54	1,233.64		.64	1.71
10/31/2024	14.57	.28	2.57	2.85	(.24 )	—	(.24 )	17.18	19.70	953.64		.63	1.63
10/31/2023	13.06	.28	1.43	1.71	(.19 )	(.01 )	(.20 )	14.57	13.03	754.65		.63	1.81
10/31/2022	17.91	.23	(4.59)	(4.36)	(.18 )	(.31 )	(.49 )	13.06	(24.94)	432.74		.72	1.52
10/31/2021	14.51	.15	3.68	3.83	(.10 )	(.33 )	(.43 )	17.91	26.77	484.80		.77	.89
Class F-3:
10/31/2025	17.24	.33	3.17	3.50	(.27 )	—	(.27 )	20.47	20.64	940.54		.54	1.81
10/31/2024	14.61	.29	2.59	2.88	(.25 )	—	(.25 )	17.24	19.87	824.54		.54	1.73
10/31/2023	13.10	.30	1.42	1.72	(.20 )	(.01 )	(.21 )	14.61	13.10	620.56		.54	1.93
10/31/2022	17.95	.24	(4.59)	(4.35)	(.19 )	(.31 )	(.50 )	13.10	(24.84)	519.64		.59	1.60
10/31/2021	14.53	.15	3.70	3.85	(.10 )	(.33 )	(.43 )	17.95	26.90	682.71		.65	.90
Class 529-A:
10/31/2025	17.09	.27	3.13	3.40	(.21 )	—	(.21 )	20.28	20.15	16.93		.92	1.45
10/31/2024	14.49	.23	2.56	2.79	(.19 )	—	(.19 )	17.09	19.44	9.93		.93	1.34
10/31/2023	12.99	.23	1.42	1.65	(.14 )	(.01 )	(.15 )	14.49	12.57	7	1.01	.99	1.51
10/31/2022	17.84	.18	(4.58)	(4.40)	(.14 )	(.31 )	(.45 )	12.99	(25.18)	4	1.08	1.06	1.19
10/31/2021	14.46	.10	3.67	3.77	(.06 )	(.33 )	(.39 )	17.84	26.42	5	1.06	1.03	.60
Refer to the end of the table(s) for footnote(s).

19	American Funds International Vantage Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]
Class 529-C:
10/31/2025	$16.86	$.13	$3.11	$3.24	$(.06 )	$—	$(.06 )	$20.04	19.26%	$1	1.72%	1.71%	.72%
10/31/2024	14.30	.09	2.54	2.63	(.07 )	—	(.07 )	16.86	18.45	— [7]	1.71	1.70	.55
10/31/2023	12.82	.12	1.41	1.53	(.04 )	(.01 )	(.05 )	14.30	11.74	— [7]	1.73	1.71	.80
10/31/2022	17.67	.06	(4.53)	(4.47)	(.07 )	(.31 )	(.38 )	12.82	(25.66)	— [7]	1.80	1.78	.43
10/31/2021	14.37	(.01 )	3.64	3.63	—	(.33 )	(.33 )	17.67	25.48	1	1.81	1.77	(.05 )
Class 529-E:
10/31/2025	17.02	.23	3.13	3.36	(.14 )	—	(.14 )	20.24	19.90	1	1.17	1.17	1.25
10/31/2024	14.47	.19	2.55	2.74	(.19 )	—	(.19 )	17.02	19.04	— [7]	1.18	1.17	1.11
10/31/2023	12.99	.18	1.45	1.63	(.14 )	(.01 )	(.15 )	14.47	12.38	— [7]	1.17	1.16	1.19
10/31/2022	17.84	.14	(4.57)	(4.43)	(.11 )	(.31 )	(.42 )	12.99	(25.21)	— [7]	1.21	1.18	.91
10/31/2021	14.47	.13	3.62	3.75	(.05 )	(.33 )	(.38 )	17.84	26.16 [6]	— [7]	1.24 [6]	1.20 [6]	.75 [6]
Class 529-T:
10/31/2025	17.18	.30	3.16	3.46	(.24 )	—	(.24 )	20.40	20.42 [6]	— [7]	.72 [6]	.71 [6]	1.64 [6]
10/31/2024	14.56	.26	2.58	2.84	(.22 )	—	(.22 )	17.18	19.63 [6]	— [7]	.73 [6]	.73 [6]	1.52 [6]
10/31/2023	13.05	.27	1.42	1.69	(.17 )	(.01 )	(.18 )	14.56	12.83 [6]	— [7]	.76 [6]	.74 [6]	1.73 [6]
10/31/2022	17.90	.21	(4.59)	(4.38)	(.16 )	(.31 )	(.47 )	13.05	(24.96)[6]	— [7]	.83 [6]	.81 [6]	1.39 [6]
10/31/2021	14.48	.12	3.69	3.81	(.06 )	(.33 )	(.39 )	17.90	26.64 [6]	— [7]	.88 [6]	.85 [6]	.73 [6]
Class 529-F-1:
10/31/2025	17.19	.30	3.16	3.46	(.24 )	—	(.24 )	20.41	20.43 [6]	— [7]	.72 [6]	.71 [6]	1.65 [6]
10/31/2024	14.57	.26	2.58	2.84	(.22 )	—	(.22 )	17.19	19.65 [6]	— [7]	.73 [6]	.72 [6]	1.52 [6]
10/31/2023	13.06	.27	1.43	1.70	(.18 )	(.01 )	(.19 )	14.57	12.82 [6]	— [7]	.73 [6]	.71 [6]	1.76 [6]
10/31/2022	17.91	.21	(4.59)	(4.38)	(.16 )	(.31 )	(.47 )	13.06	(24.95)[6]	— [7]	.83 [6]	.81 [6]	1.39 [6]
10/31/2021	14.50	.13	3.68	3.81	(.07 )	(.33 )	(.40 )	17.91	26.71 [6]	— [7]	.88 [6]	.85 [6]	.73 [6]
Class 529-F-2:
10/31/2025	17.13	.30	3.15	3.45	(.25 )	—	(.25 )	20.33	20.48	11.67		.67	1.62
10/31/2024	14.52	.26	2.57	2.83	(.22 )	—	(.22 )	17.13	19.64	5.68		.68	1.52
10/31/2023	13.01	.30	1.41	1.71	(.19 )	(.01 )	(.20 )	14.52	12.96	2.70		.68	1.93
10/31/2022	17.85	.22	(4.58)	(4.36)	(.17 )	(.31 )	(.48 )	13.01	(24.92)	1.77		.75	1.48
10/31/2021	14.47	.14	3.66	3.80	(.09 )	(.33 )	(.42 )	17.85	26.65	1.86		.82	.81
Class 529-F-3:
10/31/2025	17.13	.32	3.16	3.48	(.26 )	—	(.26 )	20.35	20.64	— [7]	.60	.59	1.76
10/31/2024	14.53	.28	2.56	2.84	(.24 )	—	(.24 )	17.13	19.70	— [7]	.60	.60	1.65
10/31/2023	13.02	.29	1.42	1.71	(.19 )	(.01 )	(.20 )	14.53	13.01	— [7]	.62	.61	1.87
10/31/2022	17.85	.23	(4.57)	(4.34)	(.18 )	(.31 )	(.49 )	13.02	(24.84)	— [7]	.71	.68	1.52
10/31/2021	14.47	.14	3.67	3.81	(.10 )	(.33 )	(.43 )	17.85	26.76	— [7]	.81	.74	.84
Class R-1:
10/31/2025	17.07	.14	3.15	3.29	(.11 )	—	(.11 )	20.25	19.43	1	1.57	1.56	.75
10/31/2024	14.50	.12	2.57	2.69	(.12 )	—	(.12 )	17.07	18.63 [6]	— [7]	1.53 [6]	1.53 [6]	.71 [6]
10/31/2023	12.96	.17	1.40	1.57	(.02 )	(.01 )	(.03 )	14.50	11.99 [6]	— [7]	1.55 [6]	1.53 [6]	1.12 [6]
10/31/2022	17.80	.04	(4.53)	(4.49)	(.04 )	(.31 )	(.35 )	12.96	(25.58)[6]	— [7]	1.66 [6]	1.64 [6]	.23 [6]
10/31/2021	14.52	.04	3.67	3.71	(.10 )	(.33 )	(.43 )	17.80	25.96 [6]	— [7]	1.73 [6]	1.69 [6]	.22 [6]
Refer to the end of the table(s) for footnote(s).

American Funds International Vantage Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]
Class R-2:
10/31/2025	$16.87	$.13	$3.11	$3.24	$(.13 )	$—	$(.13 )	$19.98	19.35%	$2	1.61%	1.60%	.74%
10/31/2024	14.34	.11	2.55	2.66	(.13 )	—	(.13 )	16.87	18.60	2	1.58	1.57	.67
10/31/2023	12.90	.14	1.42	1.56	(.11 )	(.01 )	(.12 )	14.34	12.00	1	1.56	1.55	.92
10/31/2022	17.76	.10	(4.55)	(4.45)	(.10 )	(.31 )	(.41 )	12.90	(25.56)	— [7]	1.63	1.60	.70
10/31/2021	14.50	.02	3.66	3.68	(.09 )	(.33 )	(.42 )	17.76	25.76 [6]	— [7]	1.61 [6]	1.57 [6]	.09 [6]
Class R-2E:
10/31/2025	17.09	.17	3.16	3.33	(.14 )	—	(.14 )	20.28	19.68	— [7]	1.32	1.32	.95
10/31/2024	14.53	.16	2.57	2.73	(.17 )	—	(.17 )	17.09	18.92	— [7]	1.32	1.32	.92
10/31/2023	13.06	.15	1.48	1.63	(.15 )	(.01 )	(.16 )	14.53	12.28	— [7]	1.28	1.27	.99
10/31/2022	17.80	.15	(4.58)	(4.43)	—	(.31 )	(.31 )	13.06	(25.15)[6]	— [7]	1.18 [6]	1.11 [6]	1.00 [6]
10/31/2021	14.49	.03	3.68	3.71	(.07 )	(.33 )	(.40 )	17.80	25.90 [6]	— [7]	1.47 [6]	1.44 [6]	.17 [6]
Class R-3:
10/31/2025	16.98	.21	3.12	3.33	(.17 )	—	(.17 )	20.14	19.84	6	1.25	1.19	1.18
10/31/2024	14.42	.18	2.56	2.74	(.18 )	—	(.18 )	16.98	19.12	4	1.22	1.19	1.10
10/31/2023	12.95	.20	1.42	1.62	(.14 )	(.01 )	(.15 )	14.42	12.32	2	1.26	1.19	1.32
10/31/2022	17.83	.10	(4.54)	(4.44)	(.13 )	(.31 )	(.44 )	12.95	(25.33)	1	1.32	1.30	.70
10/31/2021	14.51	.07	3.67	3.74	(.09 )	(.33 )	(.42 )	17.83	26.05	1	1.34	1.30	.38
Class R-4:
10/31/2025	17.25	.27	3.17	3.44	(.22 )	—	(.22 )	20.47	20.18	6.89		.88	1.45
10/31/2024	14.62	.23	2.60	2.83	(.20 )	—	(.20 )	17.25	19.46	5.89		.89	1.33
10/31/2023	13.02	.30	1.37	1.67	(.06 )	(.01 )	(.07 )	14.62	12.65	5.89		.88	1.93
10/31/2022	17.87	.24	(4.63)	(4.39)	(.15 )	(.31 )	(.46 )	13.02	(25.01)	— [7]	.95	.93	1.65
10/31/2021	14.50	.10	3.68	3.78	(.08 )	(.33 )	(.41 )	17.87	26.39	— [7]	1.03	.99	.58
Class R-5E:
10/31/2025	17.16	.31	3.14	3.45	(.25 )	—	(.25 )	20.36	20.41	3.74		.69	1.67
10/31/2024	14.55	.27	2.57	2.84	(.23 )	—	(.23 )	17.16	19.68	2.71		.68	1.57
10/31/2023	13.05	.28	1.42	1.70	(.19 )	(.01 )	(.20 )	14.55	12.90	1.72		.68	1.84
10/31/2022	17.91	.18	(4.56)	(4.38)	(.17 )	(.31 )	(.48 )	13.05	(24.95)	— [7]	.84	.79	1.26
10/31/2021	14.52	.13	3.69	3.82	(.10 )	(.33 )	(.43 )	17.91	26.74	— [7]	.88	.80	.78
Class R-5:
10/31/2025	17.18	.32	3.16	3.48	(.26 )	—	(.26 )	20.40	20.59	7.60		.59	1.76
10/31/2024	14.57	.28	2.58	2.86	(.25 )	—	(.25 )	17.18	19.77	8.59		.59	1.67
10/31/2023	13.07	.27	1.45	1.72	(.21 )	(.01 )	(.22 )	14.57	12.97	7.61		.59	1.80
10/31/2022	17.93	.08	(4.44)	(4.36)	(.19 )	(.31 )	(.50 )	13.07	(24.81)	2.65		.61	.60
10/31/2021	14.52	.15	3.69	3.84	(.10 )	(.33 )	(.43 )	17.93	26.81	— [7]	.76	.70	.89
Class R-6:
10/31/2025	17.23	.34	3.16	3.50	(.27 )	—	(.27 )	20.46	20.66	153.55		.54	1.86
10/31/2024	14.61	.30	2.57	2.87	(.25 )	—	(.25 )	17.23	19.82	103.55		.54	1.74
10/31/2023	13.09	.29	1.44	1.73	(.20 )	(.01 )	(.21 )	14.61	13.10	41.56		.54	1.88
10/31/2022	17.93	.23	(4.58)	(4.35)	(.18 )	(.31 )	(.49 )	13.09	(24.79)	16.64		.59	1.56
10/31/2021	14.52	.15	3.69	3.84	(.10 )	(.33 )	(.43 )	17.93	26.86	59.70		.67	.89
Refer to the end of the table(s) for footnote(s).

21	American Funds International Vantage Fund

Financial highlights (continued)

	Year ended October 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[8]	32%	20%	15%	19%	11%

[1]	Based on average shares outstanding.
[2]
For the year ended October 31, 2022, this column reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class A net investment income per share and ratio of net income to average net assets would have been lower by
$.06 and .39 percentage points, respectively. The impact to the other share classes would have been similar.

[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[5]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds International Vantage Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds International Vantage Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds International Vantage Fund (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

23	American Funds International Vantage Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2025:
Foreign taxes	$0.03 per share
Foreign source income	$0.41 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$3,650,000
Corporate dividends received deduction	$140,000
U.S. government income that may be exempt from state taxation	$2,653,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

American Funds International Vantage Fund	24

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

25	American Funds International Vantage Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds International Vantage Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026